BORROWINGS - Global Programs for the issuance of Notes (Details) $ in Thousands				1 Months Ended				12 Months Ended
	Aug. 06, 2024 ARS ($)	Aug. 06, 2024 USD ($)	Aug. 16, 2022 USD ($)	Dec. 31, 2024 ARS ($)	Jul. 31, 2024 USD ($) installment	Jun. 30, 2024 ARS ($)	Aug. 31, 2020 USD ($) installment	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($) installment	Dec. 31, 2022 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PYG (₲)	Nov. 30, 2024	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) installment	Dec. 31, 2023 USD ($) installment	Nov. 30, 2023 ARS ($) installment	Nov. 30, 2023 USD ($) installment	Jul. 31, 2023 USD ($) installment	Jun. 30, 2023 USD ($) installment	Feb. 28, 2023 USD ($) installment	Aug. 31, 2022 USD ($) installment	Mar. 31, 2022 USD ($) installment	Dec. 31, 2021 ARS ($) installment	Jun. 30, 2021 USD ($) installment	Mar. 31, 2021 PYG (₲) installment	Jan. 31, 2021 ARS ($) installment	Mar. 31, 2020 PYG (₲) installment	Jul. 31, 2019 USD ($) installment	Mar. 31, 2019 PYG (₲) installment	Dec. 28, 2017 USD ($)
BORROWINGS
Interest rate				100.00%				100.00%		100.00%		100.00%	100.00%					100.00%
Accounting balance				$ 2,878,004,000				$ 2,878,004,000		$ 4,634,160,000	$ 3,181,724,000
Funds received								1,196,510,000		845,291,000	577,871,000
Repayments								1,121,138,000		497,703,000	$ 463,253,000
Payment of interest and related expenses								320,545,000		380,250,000
Payment of interests and related expenses								(320,545,000)		$ (380,250,000)
Repayment of bonds								$ 26,540,000
Fixed interest rate
BORROWINGS
Interest rate				90.00%				90.00%		75.00%		90.00%	90.00%					75.00%
Accounting balance				$ 2,602,234,000				$ 2,602,234,000		$ 3,488,549,000
Variable interest rate
BORROWINGS
Interest rate				10.00%				10.00%		25.00%		10.00%	10.00%					25.00%
Accounting balance				$ 275,770,000				$ 275,770,000		$ 1,145,611,000
Series 20
BORROWINGS
Amount involved				55,619,000				55,619,000				$ 59,700,000
Series 21 | Denominated in USD | installment payable on 07/2030
BORROWINGS
Percentage of installment payment					33.00%
Inter-American Investment Corporation (IIC)
BORROWINGS
Repayments									$ 135,000,000
Payment of interest and related expenses									5,000,000
Principal and payment of interest									140,000,000
Loan from International Finance Corporation (IFC) and Inter American Investment Corporation (IIC)
BORROWINGS
Repayments									342,000,000
Payment of interest and related expenses									31,000,000
Telecom Argentina | Series 1
BORROWINGS
Accounting balance												162,700,000
Principal and payment of interest									133,000,000
Telecom Argentina | Series 1 | Denominated in USD
BORROWINGS
Amount involved																															$ 400,000,000
Number of installments | installment																															1
Accounting balance				171,319,000				171,319,000		722,712,000
Telecom Argentina | Series 1 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																															8.00%
Telecom Argentina | Series 5
BORROWINGS
Repayments									20,000,000
Gain (Loss) on repurchase of debt notes								407,000
Telecom Argentina | Series 5 | Denominated in USD
BORROWINGS
Amount involved							$ 389,000,000
Number of installments | installment							4
Accounting balance				120,235,000				120,235,000		477,965,000
Repayment of bonds	$ 133,842,000	$ 128,300,000
Nominal residual capital									73,200,000
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 02/2023
BORROWINGS
Percentage of installment payment							3.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2023
BORROWINGS
Percentage of installment payment							30.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2024
BORROWINGS
Percentage of installment payment							33.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2025
BORROWINGS
Percentage of installment payment							34.00%
Telecom Argentina | Series 5 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate							8.50%
Telecom Argentina | Series 8
BORROWINGS
Principal and payment of interest									5,000,000
Telecom Argentina | Series 8 | Denominated in USD
BORROWINGS
Accounting balance				5,851,000				5,851,000
Telecom Argentina | Series 8 | Denominated in ARS
BORROWINGS
Amount involved																													$ 134,000
Number of installments | installment																													1
Accounting balance				169,165,000				169,165,000		135,887,000
Gain (Loss) on repurchase of debt notes				53,000
Telecom Argentina | Series 8 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																													4.00%
Telecom Argentina | Series 9 | Denominated in USD
BORROWINGS
Amount involved																											$ 92,000,000
Number of installments | installment																											1
Accounting balance										161,953,000
Telecom Argentina | Series 9 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																											2.75%
Telecom Argentina | Series 10 | Denominated in USD
BORROWINGS
Number of installments | installment																										1
Telecom Argentina | Series 10 | Denominated in ARS
BORROWINGS
Amount involved																										$ 127,000
Interest rate																										0.00%
Accounting balance				164,638,000				164,638,000		127,660,000
Telecom Argentina | Series 12 | Denominated in USD
BORROWINGS
Amount involved																								$ 75,000,000	$ 23,000,000
Number of installments | installment																								1	1
Accounting balance				106,348,000				106,348,000		185,676,000
Telecom Argentina | Series 12 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																								1.00%	1.00%
Telecom Argentina | Series 14 | Denominated in USD
BORROWINGS
Amount involved																							$ 62,400,000
Number of installments | installment																							1
Accounting balance				64,465,000				64,465,000		109,873,000
Telecom Argentina | Series 14 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																							1.00%
Telecom Argentina | Series 15
BORROWINGS
Notes and debentures issued				24,474,000				24,474,000				102,300,000
Telecom Argentina | Series 15 | Denominated in USD
BORROWINGS
Amount involved																						$ 87,400,000
Number of installments | installment																						1
Interest rate																						0.00%
Accounting balance				97,138,000				97,138,000		174,442,000
Telecom Argentina | Series 16
BORROWINGS
Notes and debentures issued				57,186,000				57,186,000				213,200,000
Telecom Argentina | Series 16 | Denominated in USD
BORROWINGS
Amount involved																					$ 180,400,000
Number of installments | installment																					1
Interest rate																					0.00%
Accounting balance				195,002,000				195,002,000		361,167,000
Telecom Argentina | Series 18
BORROWINGS
Notes and debentures issued				37,435,000				37,435,000				213,200,000
Funds received								56,906,000
Funds received through exchange of notes								13,512,000
Debt issuance cost				151,000				151,000
Telecom Argentina | Series 18 | Denominated in ARS
BORROWINGS
Amount involved																			$ 75,000
Number of installments | installment																			1	1
Accounting balance				115,149,000				115,149,000		94,466,000
Telecom Argentina | Series 18 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																			1.00%	1.00%
Telecom Argentina | Series 19
BORROWINGS
Notes and debentures issued				17,058,000				17,058,000		18,102,000		48,300,000						$ 49,900,000
Telecom Argentina | Series 19 | Denominated in USD
BORROWINGS
Amount involved																		30,900,000		$ 34,600,000
Number of installments | installment																			1	1
Interest rate																			0.00%	0.00%
Accounting balance				87,250,000				87,250,000		$ 170,594,000
Telecom Argentina | Series 20
BORROWINGS
Funds received								55,976	51,800,000
Debt issuance cost				46,210,000				46,210,000
Non-Cash proceeds from borrowings								9,128,000
Gain (Loss) on extinguishment of debt								400
Telecom Argentina | Series 20 | Denominated in USD
BORROWINGS
Amount involved																	$ 59,700,000
Number of installments | installment																	1
Accounting balance				86,411,000				86,411,000
Non-Cash proceeds from borrowings									9,800,000
Telecom Argentina | Series 20 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																	5.00%
Telecom Argentina | Notes series twenty additional borrowings
BORROWINGS
Funds received								20,225,000
Telecom Argentina | Notes series twenty additional borrowings | Denominated in USD
BORROWINGS
Amount involved																	$ 21,600,000
Funds received									21,600,000
Telecom Argentina | Series 21
BORROWINGS
Funds amounting									704,000,000
Payment of interests and related expenses									(38,000,000)
Gain (Loss) on extinguishment of debt						$ 256,000
Telecom Argentina | Series 21 | Denominated in USD
BORROWINGS
Number of installments | installment					3
Accounting balance				874,271,000				874,271,000
Telecom Argentina | Series 21 | Denominated in USD | installment payable on 07/2029
BORROWINGS
Percentage of installment payment					33.00%
Telecom Argentina | Series 21 | Denominated in USD | installment payable on 07/2031
BORROWINGS
Percentage of installment payment					34.00%
Telecom Argentina | Series 21 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate					9.50%
Telecom Argentina | Series 21 (1)
BORROWINGS
Amount involved			$ 500,000,000
Net proceeds								531,597,000
Telecom Argentina | Series 21 (1) | Denominated in USD
BORROWINGS
Amount involved					$ 500,000,000
Telecom Argentina | Series 21 (2)
BORROWINGS
Amount involved					115,300,000											$ 115,300,000
Telecom Argentina | Series 21 (2) | Denominated in USD
BORROWINGS
Amount involved					$ 115,300,000
Telecom Argentina | Series 21 (3)
BORROWINGS
Amount involved				2,050,000				2,050,000									$ 1,900,000
Telecom Argentina | Series 21 (3) | Denominated in USD
BORROWINGS
Amount involved																1,900,000
Telecom Argentina | Series 21 (4)
BORROWINGS
Amount involved															$ 200,000,000
Funds received								219,941	$ 211,000,000
Telecom Argentina | Series 21 (4) | Denominated in USD
BORROWINGS
Amount involved															$ 200,000,000
Telecom Argentina | Series 22
BORROWINGS
Amount involved				31,732,000				31,732,000				33,700,000
Debt issuance cost				31,574,000				31,574,000
Telecom Argentina | Series 22 | Denominated in USD
BORROWINGS
Amount involved																$ 33,700,000
Number of installments																1
Accounting balance				34,944,000				34,944,000
Telecom Argentina | Series 22 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																2.00%
Telecom Argentina | Series 23
BORROWINGS
Amount involved												75,000,000
Debt issuance cost												74,700,000
Telecom Argentina | Series 23 | Denominated in USD
BORROWINGS
Amount involved																		$ 75,000,000
Number of installments | installment										1								1
Accounting balance				77,613,000				77,613,000
Telecom Argentina | Series 23 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate														7.00%
Telecom Argentina | Current currency
BORROWINGS
Notional value of UVA's exchanged												$ 34,100,000
Telecom Argentina | Current currency | Series 15
BORROWINGS
Notes and debentures issued				110,145,000				110,145,000
Telecom Argentina | Current currency | Series 16
BORROWINGS
Notes and debentures issued				247,007,000				247,007,000
Telecom Argentina | Current currency | Series 18
BORROWINGS
Notes and debentures issued				102,279,000				102,279,000
Funds received								64,948,000
Funds received through exchange of notes								36,917,000
Debt issuance cost				414,000				414,000
Telecom Argentina | Current currency | Series 19
BORROWINGS
Notes and debentures issued				46,606,000				46,606,000
Telecom Argentina | Current currency | Series 20
BORROWINGS
Non-Cash proceeds from borrowings								11,057,000
Telecom Argentina | Current currency | Notes series twenty additional borrowings
BORROWINGS
Funds received								24,499,000
Telecom Argentina | Current currency | Series 21 (1)
BORROWINGS
Net proceeds			$ 493,000,000
Telecom Argentina | Current currency | Series 21 (2)
BORROWINGS
Amount involved				120,049,000				120,049,000
Telecom Argentina | Current currency | Series 22
BORROWINGS
Funds received								35,393,000
Telecom Argentina | Current currency | Series 23
BORROWINGS
Funds received								77,438,000
Telecom Argentina | Maximum | Term Notes
BORROWINGS
Amount of maximum borrowing capacity																																	$ 3,000,000,000
Nucleo
BORROWINGS
Maximum outstanding amount				3,200,000				3,200,000					₲ 500,000,000,000
Nucleo | Series 1
BORROWINGS
Amount involved | ₲																																₲ 120,000,000,000
Number of installments | installment																																1
Accounting balance										$ 28,819,000
Nucleo | Series 1 | Fixed interest rate
BORROWINGS
Interest rate																																9.00%
Nucleo | Series 2
BORROWINGS
Amount involved | ₲																																₲ 30,000,000,000
Number of installments | installment																																1
Accounting balance										7,177,000
Nucleo | Series 2 | Fixed interest rate
BORROWINGS
Interest rate																																9.00%
Nucleo | Series 3
BORROWINGS
Amount involved | ₲																														₲ 100,000,000,000
Number of installments | installment																														1
Accounting balance				13,261,000				13,261,000		24,045,000
Nucleo | Series 3 | Fixed interest rate
BORROWINGS
Interest rate																														8.75%
Nucleo | Series 4
BORROWINGS
Amount involved | ₲																												₲ 130,000,000,000
Number of installments | installment																												1
Accounting balance				17,506,000				17,506,000		31,702,000
Nucleo | Series 4 | Fixed interest rate
BORROWINGS
Interest rate																												7.10%
Nucleo | Series 5
BORROWINGS
Amount involved | ₲																												₲ 120,000,000,000
Number of installments | installment																												1
Accounting balance				$ 16,176,000				$ 16,176,000		$ 29,294,000
Nucleo | Series 5 | Fixed interest rate
BORROWINGS
Interest rate																												8.00%